Offerings - Offering: 1	Jul. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	0.65
Maximum Aggregate Offering Price	$ 3,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 448.82
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also registers an indeterminate number of additional shares of the Company's Class A Common Stock, par value $0.001 per share ("Class A Common Stock") that may be issued pursuant to the Fourth Amended and Restated Longeveron Inc. 2021 Incentive Award Plan (the "Plan") as the result of any future stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of Class A Common Stock. The Amount Registered represents shares of Class A Common Stock issuable pursuant to the Plan being registered pursuant to this Registration Statement. The Proposed Maximum Offering Price Per Share and the Maximum Aggregate Offering Price are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act at $0.65 per share of Class A Common Stock, based on the average of the high ($0.6899) and low ($0.6003) prices for the registrant's Class A Common Stock as reported on the Nasdaq Capital Market on July 6, 2026 (rounded to the nearest cent), which date is within five business days prior to filing this Registration Statement.